Description of the Business (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions	1 Months Ended							6 Months Ended
	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2021 € / shares	Feb. 28, 2021 EUR (€) shares	Feb. 28, 2021 USD ($) shares	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	May 31, 2013 EUR (€)	Jun. 30, 2021 EUR (€) € / shares shares		Jun. 30, 2020 EUR (€)	May 19, 2021 EUR (€) shares	Mar. 02, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Description Of Business [Line Items]
Initial public offering amount					€ 124,000	$ 144.0	€ 17,700
Shareholders' equity | €								€ 36,362		€ 51,110			€ 26,539	€ 85,560
Issue of ordinary shares | €								39,834	[1]	€ 119
Convertible notes | €								€ 46			€ 3,000	€ 3,000
Nominal value (in euro per share) | € / shares								€ 0.10
At-The-Market Offering
Disclosure Of Description Of Business [Line Items]
Number of shares issued during the period			744,186	744,186				744,186
Issue of ordinary shares			€ 6,600	$ 8.0				€ 6,616
Registered Direct Offering
Disclosure Of Description Of Business [Line Items]
Issue of ordinary shares | $	$ 30.0
Number of units issued	1,034,483
Number of ordinary shares issued, per unit (in shares)	4
Number of warrants issued, per unit (in shares)	3
Number of shares purchased per warrant (in shares)	1
Subscription price per unit (in dollar per share) | (per share)	$ 29.00	€ 24.03
Subscription price per unit (in euro per share) | (per share)	29.00	24.03
Subscription price per ADS, for one unit (in dollar per share) | (per share)	7.25	6.01
Subscription price per ADS, for one unit (in euro per share) | (per share)	$ 7.25	6.01
Associated warrant per unit (in shares)	0.75
Number of shares received per ADS (in shares)	1
Nominal value (in euro per share) | € / shares		0.10
Exercise price of share subscription warrants (in euro per share) | (per share)	$ 9.05	7.50
Exercise price of share subscription warrants (in dollar per share) | (per share)	$ 9.05	€ 7.50
Share subscription warrants term	2 years
Derivatives
Disclosure Of Description Of Business [Line Items]
Number of convertible notes issued (in shares)											60	60
TRYBECA Trial One | Bottom of range
Disclosure Of Description Of Business [Line Items]
Duration of delay in patient enrollment								3 months
TRYBECA Trial One | Top of range
Disclosure Of Description Of Business [Line Items]
Duration of delay in patient enrollment								4 months

[1]	Includes €24,869 thousand related to the Registered Offering, €6,616 thousand to shares sold under the at-the-market (“ATM”) program (refer to note 4.5) and €8,350 thousand linked to the conversion of convertible notes (refer to note 4.6.1).